Note 6 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other expenses by nature [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Hosting	7,344	8,056	7,647
Audit, legal and other advisory services (1)	6,742	10,863	6,579
Software license fees	2,397	1,882	1,782
Rent and other office expenses	4,175	3,318	3,152
Travel	3,903	1,304	542
Other	3,686	2,774	3,101
Total other operating expenses	28,248	28,197	22,802